18. Marketable debt securities	12 Months Ended
Dec. 31, 2020
Marketable Debt Securities
18. Marketable debt securities
18.	Marketable debt securities

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial liabilities at amortized cost	56,875,514	73,702,474	74,626,232
Total	56,875,514	73,702,474	74,626,232

Type:
Real estate credit notes - LCI (1)	18,846,138	21,266,079	27,159,982
Eurobonds	9,399,277	8,715,382	4,516,647
Treasury Bills (2)	12,749,911	27,587,340	30,721,206
Agribusiness credit notes - LCA	14,746,831	14,776,877	11,925,018
Guaranteed Real Estate Credit Notes (3)	1,133,356	1,356,796	303,379
Total	56,875,514	73,702,474	74,626,232

(1) Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2020, have maturities between 2021 and 2027 (2019 – maturities between 2020 and 2026 and 2018 – maturities between 2019 and 2026).

(2) The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$50 and permission for early redemption of only 5% of the issued amount, On December 31, 2020, have a maturity between 2021 to 2025 (2019 – maturities between 2020 and 2025 and 2018 – maturities between 2019 and 2025).

(3) Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer, As of December 31, 2020, maturity until 2021 and 2023 (12/31/2019 - have a maturity between 2021 e 2022).

Indexers:	Domestic	Abroad

Treasury Bills	100% to 112% of CDI	-
	100% of IGPM	-
	100% of IPCA	-
	Pre fixed: 3.41% to 16.97%	-
	104.75% of SELIC	-
Real estate credit notes - LCI	80% to 102.5% of CDI	-
	Pre fixed: 2.4% of 10.33%	-
	1.5 to 1.7% of IPCA	-
	1.65% of TR	-
Agribusiness credit notes - LCA	85% to 102,5% of CDI	-
Guaranteed Real Estate Credit Notes - LIG	94% to 98% of CDI
Eurobonds	-	0.0% to 10%
	-	CDI+6.4%

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2020	2019	2018

Real	47,490,706	64,987,092	70,109,585
US dollar	9,384,808	8,715,382	4,516,647
Total	56,875,514	73,702,474	74,626,232

	Average interest (%)
Currency:	2020	2019	2018

Real	2.5%	5.0%	5.5%
US dollar	5.2%	4.1%	5.9%
Total	3.9%	4.5%	5.6%

The variations in the balance “Obligations for bonds and securities” were as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	73,702,474	74,626,232	70,247,012
Issuances	60,047,656	53,017,039	73,765,081
Payments	(82,900,914)	(61,914,716)	(78,903,009)
Taxes (note 32)	2,785,942	5,138,306	4,606,949
Exchange variation and others (1)	3,240,356	2,835,613	4,910,199
Balance at the end of the year	56,875,514	73,702,474	74,626,232

(1) In 2020, the Foreign Exchange Variation linked to “Bonds and Securities” is related to Eurobonds.

On December 31, 2020, 2019 and 2018, none of these instruments was convertible into Bank shares or granted privileges or rights which, in certain circumstances, make them convertible into shares. The note 43-d contains a detail of the residual maturity periods of financial liabilities at amortized cost in each year.

The breakdown of "Bonds and other securities" is as follows:

				Interest rate (p,y)
	Issuance	Maturity	Currency		2020	2019	2018

Eurobonds	2017	2019	USD	LIBOR 3M + 1.00%	-	-	194,243
Eurobonds	2017	2021	BRL	4.4%	14,469	63,181	855,035
Eurobonds	2017	2024	USD	2.4% to 10.0%	853,929	664,996	19,386
Eurobonds	2018	2019	USD	Zero Coupon to 9%	-	-	197,055
Eurobonds	2018	2019	USD	LIBOR 3M + 0.95%	-	-	34,776
Eurobonds	2018	2020	USD	Up to 3.5%	-	37,476	1,211,361
Eurobonds	2018	2019	USD	LIBOR 1M + 1.5%	-	-	1,287,821
Eurobonds	2017	2020	BRL	4.4%	-	929,042	639,275
Eurobonds	2018	2020	USD	Above 3.5%	-	35,438	-
Eurobonds	2018	2024	USD	6.6% to 6.7%	1,625,192	1,260,099	-
Eurobonds	2018	2025	USD	Up to 9%	1,720,187	1,427,601	-
Eurobonds	2019	2020	USD	0% to 4.4%	-	3,556,724	-
Eurobonds	2019	2027	USD	CDI + 6.4%	1,279,506	727,118	-
Eurobonds	2020	2021	USD	CDI + 1.9%	170,257	-	-
Eurobonds	2020	2021	USD	0% to 4%	3,252,482	-	-
Eurobonds	2020	2022	USD	0% to 4%	16,923	-	-
Eurobonds	2020	2022	USD	CDI + 1.9%	121,926	-	-
Eurobonds	2020	2023	USD	0% to 8%	22,888	-	-
Eurobonds	2020	2023	USD	CDI + 1.9%	223,435	-	-
Eurobonds	2020	2024	USD	CDI + 1.9%	98,082	-	-
Other						13,707	77,695
Total					9,399,277	8,715,382	4,516,647